CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES		$ 19,388	$ 11,538	$ 1,554
Research and development expenses		22,804	17,803	23,541
GENERAL AND ADMINISTRATIVE EXPENSES		4,176	5,749	7,373
OTHER INCOME, net		54	0	55
TOTAL OPERATING LOSS		(7,538)	(12,014)	(29,305)
FINANCIAL INCOME, net		1,411	1,434	2,067
NET LOSS FOR THE YEAR		$ (6,127)	$ (10,580)	$ (27,238)
BASIC LOSS PER ORDINARY SHARE	[1]	$ (2.19)	$ (3.79)	$ (10.01)
DILUTED LOSS PER ORDINARY SHARE	[1]	$ (2.19)	$ (3.79)	$ (10.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	[1]	2,785,875	2,785,787	2,708,708
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	[1]	2,785,875	2,785,787	2,708,708

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split. For additional information see note 10a